Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2013
Stockholders' Equity (Deficit)

4. Stockholders’ Equity (Deficit)

During 2002 and 2003, the Company issued a total of 34,239,374 shares of Series A-1 and Series A-2 convertible preferred stock (Series A preferred stock) for $1.00 per share resulting in net proceeds of approximately $34,000,000.

On October 12, 2004, the Company entered into a series of transactions raising $30,261,672, net of related offering costs of approximately $238,000, from the sale of 71,401,237 shares of its Series B convertible preferred stock (Series B preferred stock). In connection with the Series B preferred stock offering, 13,604,016 shares of common stock were allocated to holders of Series A-1 preferred stock as an anti-dilution measure but remained unissued at December 31, 2012.

On May 16, 2006, the Company raised $44,898,754, net of related offering costs of $101,246, from the sale of 110,952,217 shares of its Series C convertible preferred stock (Series C preferred stock). In connection with the Series C preferred stock offering, 10,003,300 shares of common stock were allocated to holders of Series B preferred stock as an anti-dilution measure but remained unissued at December 31, 2012.

On July 16, 2008, the Company issued 12,466,039 shares of its Series D convertible preferred stock (Series D preferred stock) in exchange for all of the outstanding capital stock and convertible notes payable of Raven Biotechnologies, Inc. (Raven). Subsequently, in March 2011 a settlement was reached with the former Raven stockholders bringing the total Series D preferred stock issued in connection with the Raven acquisition to 14,446,227 shares.

On September 19, 2008, the Company raised $24,843,211, net of related offering costs of $156,788, from the sale of 38,337,678 shares of its Series D-2 convertible preferred stock (Series D-2 preferred stock). The Company also issued preferred stock warrants for the purchase of 2,875,327 shares of Series D-2 preferred stock. The preferred stock warrants are exercisable at any time prior to September 2018, but expire upon an IPO, and have a stated exercise price of $0.65 per warrant. On May 16, 2010, the Company exercised a put notice to Lilly in accordance with the Series D-2 preferred stock purchase agreement, resulting in the issuance of 6,916,110 shares of Series D-2 preferred stock and a warrant to purchase 518,708 additional shares of Series D-2 preferred stock.

On January 11, 2011, the Company raised gross proceeds of $12,016,500 from the sale of 18,427,388 shares of its Series D-2 preferred stock. Issuance costs associated with the sale were not material.

Due to certain provisions in the Series D-2 convertible preferred stock warrant agreement, these warrants are required to be classified as a liability. Management believes that the circumstances requiring cash settlement of the award are remote. The Series D-2 preferred stock warrant liability is recorded at fair value, which is adjusted at the end of each reporting period using the Option-Pricing Method, with changes in value recorded as “Other income (expense)” in the accompanying consolidated statements of operations.

Holders of the Series A-1, Series A-2, Series B, Series C, Series D and Series D-2 preferred stock are entitled to vote, together with the common stockholders as one class, on all matters as to which common stockholders are entitled to vote. In any such vote, each share of Series A, Series B, Series C and Series D preferred stock shall entitle the holder to the number of votes per share that equals the number of shares of common stock into which each such share of preferred stock is then convertible. For so long as at least four million shares of each of the Series A, Series B and Series C preferred stock remain outstanding, the holders of each of the Series A, Series B and Series C preferred stock, each voting as a separate class, shall each be entitled to elect two members of the Board of Directors of the Company. The holders of a majority of the common stock, voting as a separate class, shall have the right to elect one member of the Board of Directors of the Company. The holders of a majority of the common stock and the holders of at least 66 2/3% of the preferred stock, each voting separately as a single class (and on an as-if-converted basis to common stock with respect to the preferred stock), shall be entitled to elect all remaining members of the Board of Directors.

Dividends are noncumulative and accrue on the Series A-1, Series A-2, Series B, Series C, Series D and Series D-2 preferred stock at a rate of $0.08, $0.0341, $0.0324 and $0.0522 per annum, respectively, and are payable when and as declared by the Board of Directors. Dividends must be declared so that the Series A, Series B, Series C and Series D preferred stock are paid in like-kind and participate equally to those of the Series D-2 preferred and common stock. No dividends have been declared and none are accrued at December 31, 2012 and 2011.

The Company’s Series A-1, Series A-2, Series B, Series C, Series D and Series D-2 preferred stock are initially convertible into 1.506, 1.00, 1.14, 1.00, 1.00 and 1.00 shares, respectively, of common stock at the option of the holder. The conversion ratio of certain series of preferred stock is subject to change in the event specified dilutive transactions occur. These dilutive events are considered to be the sale of common stock at a per share price less than the applicable preferred stock conversion price. There are no anti-dilution protections for the Series A-2 preferred stock and no adjustment to the Series A-1 preferred stock conversion price is made if a common stock issuance is at a price per share greater than the conversion price of the Series C preferred stock. The conversion price shall be $12.39, $18.77, $6.95, $7.70, $12.20 and $12.20 for each share of Series A-1, A-2, Series B, Series C, Series D and Series D-2 convertible preferred stock, respectively. The Company has reserved 17,129,782 shares of common stock for the potential conversion of the Series A-1, Series A-2, Series B, Series C, Series D and Series D-2 preferred stock.

Each share of Series A-1, Series A-2, Series B, Series C, Series D and Series D-2 preferred stock automatically converts into shares of the Company’s common stock upon closing of a firm commitment underwritten public offering of common stock registered under the Securities Act of 1933 which generates net proceeds to the Company of at least $40 million. The holders of two-thirds of the Series A-1, Series A-2, Series B, Series C, Series D and Series D-2 preferred stock, voting together as a single class, but separately from the common stockholders, shall have the right to elect to convert all outstanding shares of Series A-1, Series A-2, Series B, Series C, Series D and Series D-2 preferred stock into shares of common stock.

In liquidation, the holders of Series D-2 preferred stock are entitled to receive $12.20 per share prior to any distribution to the holders of any Series C and Series D preferred stock. The holders of Series C and Series D preferred stock are entitled to receive $7.70 and $12.20 per share, respectively, on a pari passu basis, prior to any distribution to the holders of any Series B preferred stock. The holders of Series B preferred stock are entitled to receive $6.95 per share prior to any distribution to the holders of any shares of Series A preferred stock. The holders of Series A preferred stock are entitled to receive $12.39 per share prior to the holders of common stock.

In connection with preparing for the Company’s initial public offering, the Company’s Board of Directors and stockholders approved a 1-for-18.7739 reverse stock split of the Company’s Common Stock. The reverse stock split became effective on September 26, 2013. All share and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital. In addition, in September 2013, the Company’s Board of Directors and stockholders approved an amendment of the Company’s restated certificate of incorporation to, among other things, change the definition of a designated public offering to remove the per share price requirement.